UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                   -----------------

Check here if Amendment     [  ] Amendment Number: ________________
    This Amendment:         [  ] is a restatement.
                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

      /s/ R. Denys Calvin          Toronto, Ontario          January 7, 2011
      -------------------          ----------------          ---------------
            Signature                 City, State                Date


Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             Nil
                                           ----------

Form 13F Information Table Entry Total:        47
                                           ----------

Form 13F Information Table Value Total:     327,876
                                           ----------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None


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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION        COM            060505104      518   38,800 SH       SOLE                   X      0    0
BANK MONTREAL QUE                  COM            063671101      315    5,450 SH       SOLE                   X      0    0
BANK NOVA SCOTIA HALIFAX           COM            064149107   22,590  393,488 SH       SOLE                   X      0    0
BCE INC                            COM NEW        05534B760    1,127   31,707 SH       SOLE                   X      0    0
BROOKFIELD ASSET MGMT INC          CL A LTD VT SH 112585104      757   22,671 SH       SOLE                   X      0    0
BROOKFIELD INFRAST PARTNERS LP INT UNIT           G16252101   10,965  522,320 SH       SOLE                   X      0    0
CAE INC                            COM            124765108    9,115  787,650 SH       SOLE                   X      0    0
CANADIAN NATL RY CO                COM            136375102      220    3,300 SH       SOLE                   X      0    0
CANADIAN NAT RES LTD               COM            136385101      865   19,400 SH       SOLE                   X      0    0
CENOVUS ENERGY INC                 COM            15135U109    7,018  209,733 SH       SOLE                   X      0    0
CISCO SYS INC                      COM            17275R102    7,109  351,425 SH       SOLE                   X      0    0
COVIDIEN PLC                       SHS            G2554F105    8,240  180,470 SH       SOLE                   X      0    0
CVS CAREMARK CORPORATION           COM            126650100    8,161  234,725 SH       SOLE                   X      0    0
DANAHER CORP DEL                   COM            235851102    1,358   28,800 SH       SOLE                   X      0    0
DAVITA INC                         COM            23918K108    7,894  113,600 SH       SOLE                   X      0    0
ENBRIDGE INC                       COM            29250N105   19,067  337,013 SH       SOLE                   X      0    0
ENCANA CORP                        COM            292505104    6,373  217,883 SH       SOLE                   X      0    0
FORD MTR CO DEL                    COM PAR $0.01  345370860      840   50,000 SH       SOLE                   X      0    0
FRONTEER GOLD INC                  COM            359032109      421   36,000 SH       SOLE                   X      0    0
GLOBAL TRAFFIC NETWORK INC         COM            37947B103       93   10,000 SH       SOLE                   X      0    0
HARBIN ELECTRIC INC                COM            41145W109      352   20,300 SH       SOLE                   X      0    0
HEWLETT PACKARD CO                 COM            428236103    7,983  189,625 SH       SOLE                   X      0    0
IESI BFC LTD                       COM            44951D108   13,709  563,650 SH       SOLE                   X      0    0
JPMORGAN CHASE & CO                COM            46625H100      407    9,600 SH       SOLE                   X      0    0
NEXEN INC                          COM            65334H102      894   39,000 SH       SOLE                   X      0    0
PFIZER INC                         COM            717081103    8,860  506,000 SH       SOLE                   X      0    0
PIONEER NAT RES CO                 COM            723787107      478    5,500 SH       SOLE                   X      0    0
PRICE T ROWE GROUP INC             COM            74144T108    1,691   26,200 SH       SOLE                   X      0    0
RESEARCH IN MOTION LTD             COM            760975102    7,832  134,135 SH       SOLE                   X      0    0
ROGERS COMMUNICATIONS INC          CL B           775109200   13,388  384,835 SH       SOLE                   X      0    0
ROYAL BK CDA MONTREAL QUE          COM            780087102   21,879  415,917 SH       SOLE                   X      0    0
SPDR GOLD TRUST GOLD               SHS            78463V107      232    1,675 SH       SOLE                   X      0    0
SUNCOR ENERGY INC NEW              COM            867224107   15,905  413,238 SH       SOLE                   X      0    0
TALISMAN ENERGY INC                COM            87425E103   12,321  554,015 SH       SOLE                   X      0    0
TECK RESOURCES LTD                 CL B           878742204    2,205   35,500 SH       SOLE                   X      0    0
TELUS CORP NON-VTG                 SHS            87971M202   13,809  317,551 SH       SOLE                   X      0    0
SMUCKER J M CO                     COM NEW        832696405    8,341  127,050 SH       SOLE                   X      0    0
THOMSON REUTERS CORP               COM            884903105    9,307  248,576 SH       SOLE                   X      0    0
TIM HORTONS INC                    COM            88706M103    9,176  222,050 SH       SOLE                   X      0    0
TORONTO DOMINION BK ONT            COM NEW        891160509   25,957  347,705 SH       SOLE                   X      0    0
TRANSCANADA CORP                   COM            89353D107   12,708  332,710 SH       SOLE                   X      0    0
VALEANT PHARMACEUTICALS INTL       COM  ADDED     91911K102      552   19,400 SH       SOLE                   X      0    0
WAL MART STORES INC                COM            931142103    7,356  136,400 SH       SOLE                   X      0    0
WALTER ENERGY INC                  COM            93317Q105   10,653   83,330 SH       SOLE                   X      0    0
WELLS FARGO & CO NEW               COM            949746101      834   26,900 SH       SOLE                   X      0    0
WESTERN DIGITAL CORP               COM            958102105    7,744  228,430 SH       SOLE                   X      0    0
YAMANA GOLD INC                    COM            98462Y100      257   20,000 SH       SOLE                   X      0    0
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